Consolidated Balance Sheets - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 1,175,525	$ 1,910,153	$ 1,022,290	$ 1,763,114	$ 154,460
Accounts receivable, net of allowance of $0 and $15,000	62,436	67,994		41,431
Inventories	24,628	34,446		37,435
Prepaid expenses and other current assets	147,382	4,089		49,167
Total current assets	1,409,971	2,016,682		1,891,147
Equipment, net of depreciation	54,121	59,315
Other non-current assets, net of amortization	33,999	36,729		19,157
Total assets	1,498,091	2,112,726		1,910,304
Current liabilities:
Accounts payable and accrued expenses	236,699	200,103		324,983
Officer bonus		80,000
Convertible notes payable	280,000	560,000
Discount on convertible notes payable, net of amortization	(267,860)	(398,910)
Derivative warrant liability	397,960	663,560
Line of credit	50,000	50,000
Deposits				135,000
Total current liabilities	696,799	1,154,753		459,983
Long-term liabilities:
Convertible notes payable	5,255,668	5,250,668		3,245,972
Discount on convertible notes payable and line of credit, net of amortization	(3,007,423)	(3,522,497)		(2,937,019)
Total liabilities	3,120,044	2,882,924		768,936
COMMITMENTS, CONTINGENCIES (Note 9)
STOCKHOLDERS’ EQUITY (DEFICIT):
Convertible Preferred Series A, $.00067 Par Value, 50,000,000 Shares Authorized, - no Shares Issued and Outstanding, at December 31, 2016 and March 31, 2017				0
Common stock, $.00067 Par Value, 200,000,000 Shares Authorized, 92,975,970 and 94,988,597 Shares Issued, at December 31, 2016 and March 31, 2017	63,536	62,179		57,236
Additional paid-in capital	91,828,114	90,609,774		84,410,821
Accumulated other comprehensive loss	(93,070)	(81,694)		(40,567)
Accumulated deficit	(93,912,246)	(91,915,426)		(84,075,695)
Total Biolargo, Inc. and Subsidiaries stockholders’ deficit	(2,113,666)	(1,325,167)		351,795
Non-controlling interest (Note 8)	491,713	554,969		789,573
Total stockholders’ deficit	(1,621,953)	(770,198)		1,141,368	$ (392,270)
Total liabilities and stockholders’ deficit	$ 1,498,091	$ 2,112,726		$ 1,910,304